Discontinued operations and assets and liabilities of disposal groups - Assets and liabilities of disposal groups (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets of disposal groups
Loans to customers - amortised cost	£ 366,340	£ 358,990
Derivatives	99,545	106,139
Other assets	9,176	8,242
Total assets of disposal groups	6,861	9,015
Liabilities of disposal groups
Other liabilities	5,346	5,797
Total liabilities of disposal groups	15	5
Assets and liabilities of disposal groups
Assets of disposal groups
Loans to customers - amortised cost	1,458	9,002
Other financial assets - loans to customers	5,397
Derivatives		5
Other assets	6	8
Total assets of disposal groups	6,861	9,015
Liabilities of disposal groups
Other liabilities	15	5
Total liabilities of disposal groups	15	5
Net assets of disposal groups	£ 6,846	£ 9,010